S000089217 [Member] Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	10.85%
Performance Inception Date		Dec. 11, 2024
Parnassus Value Select ETF
Prospectus [Line Items]
Average Annual Return, Percent	18.06%	11.82%
Performance Inception Date		Dec. 11, 2024
Parnassus Value Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.89%	11.67%
Performance Inception Date		Dec. 11, 2024
Parnassus Value Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.81%	9.01%
Performance Inception Date		Dec. 11, 2024